UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         November 13, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    126

Form 13F Information Table Value Total:    $431,383
                                         (thousands)


List of Other Included Managers:

No.         Form 13F File Number         Name

1.                                       Fox Point Fund LP
2.                                       Fox Point Offshore, Ltd.
3.                                       Fox Point QP Fund LP


                                                    FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC
                                                        September 30, 2012



COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                      VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED   NONE
AMAZON COM INC                COM               023135106   4,860    19,110    SH         DEFINED     1         19,110
AMAZON COM INC                COM               023135106   6,154    24,199    SH         DEFINED     2         24,199
AMAZON COM INC                COM               023135106  20,776    81,691    SH         DEFINED     3         81,691
APPLE INC                     COM               037833100   3,315     4,969    SH         DEFINED     1          4,969
APPLE INC                     COM               037833100   4,197     6,292    SH         DEFINED     2          6,292
APPLE INC                     COM               037833100  14,169    21,239    SH         DEFINED     3         21,239
CATAMARAN CORP                COM               148887102   1,310    13,376    SH         DEFINED     1         13,376
CATAMARAN CORP                COM               148887102   1,660    16,941    SH         DEFINED     2         16,941
CATAMARAN CORP                COM               148887102   5,602    57,183    SH         DEFINED     3         57,183
CME GROUP INC                 COM               12572Q105     438     7,644    SH         DEFINED     1          7,644
CME GROUP INC                 COM               12572Q105     555     9,680    SH         DEFINED     2          9,680
CME GROUP INC                 COM               12572Q105   1,872    32,676    SH         DEFINED     3         32,676
COLFAX CORP                   COM               194014106     701    19,109    SH         DEFINED     1         19,109
COLFAX CORP                   COM               194014106     887    24,201    SH         DEFINED     2         24,201
COLFAX CORP                   COM               194014106   2,996    81,690    SH         DEFINED     3         81,690
DISCOVER FINL SVCS            COM               254709108     759    19,109    SH         DEFINED     1         19,109
DISCOVER FINL SVCS            COM               254709108     962    24,201    SH         DEFINED     2         24,201
DISCOVER FINL SVCS            COM               254709108   3,246    81,690    SH         DEFINED     3         81,690
DOLLAR TREE INC               COM               256746108     738    15,288    SH         DEFINED     1         15,288
DOLLAR TREE INC               COM               256746108     935    19,359    SH         DEFINED     2         19,359
DOLLAR TREE INC               COM               256746108   3,156    65,353    SH         DEFINED     3         65,353
EBAY INC                      COM               278642103   2,773    57,328    SH         DEFINED     1         57,328
EBAY INC                      COM               278642103   3,512    72,603    SH         DEFINED     2         72,603
EBAY INC                      COM               278642103  11,854   245,069    SH         DEFINED     3        245,069
EDWARDS LIFESCIENCES CORP     COM               28176E108   1,231    11,465    SH         DEFINED     1         11,465
EDWARDS LIFESCIENCES CORP     COM               28176E108   1,559    14,521    SH         DEFINED     2         14,521
EDWARDS LIFESCIENCES CORP     COM               28176E108   5,263    49,014    SH         DEFINED     3         49,014
EQUINIX INC                   COM NEW           29444U502   3,150    15,287    SH         DEFINED     1         15,287
EQUINIX INC                   COM NEW           29444U502   3,989    19,361    SH         DEFINED     2         19,361
EQUINIX INC                   COM NEW           29444U502  13,466    65,352    SH         DEFINED     3         65,352
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106   1,758    19,109    SH         DEFINED     1         19,109
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106   2,226    24,201    SH         DEFINED     2         24,201
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106   7,514    81,690    SH         DEFINED     3         81,690
GOOGLE INC                    CL A              38259P508   2,595     3,440    SH         DEFINED     1          3,440
GOOGLE INC                    CL A              38259P508   3,287     4,356    SH         DEFINED     2          4,356
GOOGLE INC                    CL A              38259P508  11,094    14,704    SH         DEFINED     3         14,704
GRACE W R & CO DEL NEW        COM               38388F108   1,129    19,110    SH         DEFINED     1         19,110
GRACE W R & CO DEL NEW        COM               38388F108   1,430    24,199    SH         DEFINED     2         24,199
GRACE W R & CO DEL NEW        COM               38388F108   4,826    81,691    SH         DEFINED     3         81,691
ILLUMINA INC                  COM               452327109     921    19,110    SH         DEFINED     1         19,110
ILLUMINA INC                  COM               452327109   1,166    24,199    SH         DEFINED     2         24,199
ILLUMINA INC                  COM               452327109   3,937    81,691    SH         DEFINED     3         81,691
INTERXION HOLDING N.V         SHS               N47279109     781    34,396    SH         DEFINED     1         34,396
INTERXION HOLDING N.V         SHS               N47279109     990    43,562    SH         DEFINED     2         43,562
INTERXION HOLDING N.V         SHS               N47279109   3,341   147,042    SH         DEFINED     3        147,042
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119     667   191,045    SH         DEFINED     1        191,045
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119     854   244,815    SH         DEFINED     2        244,815
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   2,841   814,140    SH         DEFINED     3        814,140
KINDER MORGAN INC DEL         COM               49456B101   2,715    76,439    SH         DEFINED     1         76,439
KINDER MORGAN INC DEL         COM               49456B101   3,438    96,798    SH         DEFINED     2         96,798
KINDER MORGAN INC DEL         COM               49456B101  11,607   326,763    SH         DEFINED     3        326,763
LENNAR CORP                   CL A              526057104     664    19,109    SH         DEFINED     1         19,109
LENNAR CORP                   CL A              526057104     841    24,201    SH         DEFINED     2         24,201
LENNAR CORP                   CL A              526057104   2,840    81,690    SH         DEFINED     3         81,690
MASTERCARD INC                CL A              57636Q104     863     1,911    SH         DEFINED     1          1,911
MASTERCARD INC                CL A              57636Q104   1,093     2,420    SH         DEFINED     2          2,420
MASTERCARD INC                CL A              57636Q104   3,688     8,169    SH         DEFINED     3          8,169
MEDIVATION INC                COM               58501N101     861    15,287    SH         DEFINED     1         15,287
MEDIVATION INC                COM               58501N101   1,091    19,361    SH         DEFINED     2         19,361
MEDIVATION INC                COM               58501N101   3,683    65,352    SH         DEFINED     3         65,352
MICHAEL KORS HLDGS LTD        SHS               G60754101   2,032    38,218    SH         DEFINED     1         38,218
MICHAEL KORS HLDGS LTD        SHS               G60754101   2,574    48,402    SH         DEFINED     2         48,402
MICHAEL KORS HLDGS LTD        SHS               G60754101   8,689   163,380    SH         DEFINED     3        163,380
NATIONAL OILWELL VARCO INC    COM               637071101     612     7,644    SH         DEFINED     1          7,644
NATIONAL OILWELL VARCO INC    COM               637071101     775     9,680    SH         DEFINED     2          9,680
NATIONAL OILWELL VARCO INC    COM               637071101   2,618    32,676    SH         DEFINED     3         32,676
NATIONSTAR MTG HLDGS INC      COM               63861C109     330     9,937    SH         DEFINED     1          9,937
NATIONSTAR MTG HLDGS INC      COM               63861C109     418    12,584    SH         DEFINED     2         12,584
NATIONSTAR MTG HLDGS INC      COM               63861C109   1,409    42,479    SH         DEFINED     3         42,479
NEWS CORP                     CL A              65248E104   1,218    49,684    SH         DEFINED     1         49,684
NEWS CORP                     CL A              65248E104   1,542    62,923    SH         DEFINED     2         62,923
NEWS CORP                     CL A              65248E104   5,205   212,393    SH         DEFINED     3        212,393
ORACLE CORP                   COM               68389X105     601    19,109    SH         DEFINED     1         19,109
ORACLE CORP                   COM               68389X105     761    24,201    SH         DEFINED     2         24,201
ORACLE CORP                   COM               68389X105   2,570    81,690    SH         DEFINED     3         81,690
PRICELINE COM INC             COM NEW           741503403   1,183     1,911    SH         DEFINED     1          1,911
PRICELINE COM INC             COM NEW           741503403   1,498     2,420    SH         DEFINED     2          2,420
PRICELINE COM INC             COM NEW           741503403   5,057     8,169    SH         DEFINED     3          8,169
RED HAT INC                   COM               756577102     435     7,644    SH         DEFINED     1          7,644
RED HAT INC                   COM               756577102     551     9,680    SH         DEFINED     2          9,680
RED HAT INC                   COM               756577102   1,861    32,676    SH         DEFINED     3         32,676
SALLY BEAUTY HLDGS INC        COM               79546E104     623    24,842    SH         DEFINED     1         24,842
SALLY BEAUTY HLDGS INC        COM               79546E104     789    31,461    SH         DEFINED     2         31,461
SALLY BEAUTY HLDGS INC        COM               79546E104   2,664   106,197    SH         DEFINED     3        106,197
SBA COMMUNICATIONS CORP       COM               78388J106   2,885    45,863    SH         DEFINED     1         45,863
SBA COMMUNICATIONS CORP       COM               78388J106   3,653    58,079    SH         DEFINED     2         58,079
SBA COMMUNICATIONS CORP       COM               78388J106  12,332   196,058    SH         DEFINED     3        196,058
SHERWIN WILLIAMS CO           COM               824348106   5,122    34,396    SH         DEFINED     1         34,396
SHERWIN WILLIAMS CO           COM               824348106   6,487    43,562    SH         DEFINED     2         43,562
SHERWIN WILLIAMS CO           COM               824348106  21,896   147,042    SH         DEFINED     3        147,042
SIX FLAGS ENTMT CORP NEW      COM               83001A102   2,247    38,218    SH         DEFINED     1         38,218
SIX FLAGS ENTMT CORP NEW      COM               83001A102   2,846    48,401    SH         DEFINED     2         48,401
SIX FLAGS ENTMT CORP NEW      COM               83001A102   9,607   163,381    SH         DEFINED     3        163,381
STARBUCKS CORP                COM               855244109     581    11,466    SH         DEFINED     1         11,466
STARBUCKS CORP                COM               855244109     736    14,520    SH         DEFINED     2         14,520
STARBUCKS CORP                COM               855244109   2,485    49,014    SH         DEFINED     3         49,014
TERADATA CORP DEL             COM               88076W103     576     7,644    SH         DEFINED     1          7,644
TERADATA CORP DEL             COM               88076W103     730     9,680    SH         DEFINED     2          9,680
TERADATA CORP DEL             COM               88076W103   2,464    32,676    SH         DEFINED     3         32,676
TEXAS CAPITAL BANCSHARES INC  COM               88224Q107     760    15,287    SH         DEFINED     1         15,287
TEXAS CAPITAL BANCSHARES INC  COM               88224Q107     962    19,361    SH         DEFINED     2         19,361
TEXAS CAPITAL BANCSHARES INC  COM               88224Q107   3,249    65,352    SH         DEFINED     3         65,352
TRACTOR SUPPLY CO             COM               892356106   1,134    11,465    SH         DEFINED     1         11,465
TRACTOR SUPPLY CO             COM               892356106   1,436    14,521    SH         DEFINED     2         14,521
TRACTOR SUPPLY CO             COM               892356106   4,847    49,014    SH         DEFINED     3         49,014
TRANSDIGM GROUP INC           COM               893641100   2,147    15,135    SH         DEFINED     1         15,135
TRANSDIGM GROUP INC           COM               893641100   2,719    19,167    SH         DEFINED     2         19,167
TRANSDIGM GROUP INC           COM               893641100   9,179    64,698    SH         DEFINED     3         64,698
URBAN OUTFITTERS INC          COM               917047102   1,005    26,753    SH         DEFINED     1         26,753
URBAN OUTFITTERS INC          COM               917047102   1,273    33,881    SH         DEFINED     2         33,881
URBAN OUTFITTERS INC          COM               917047102   4,296   114,366    SH         DEFINED     3        114,366
US BANCORP DEL                COM NEW           902973304     655    19,109    SH         DEFINED     1         19,109
US BANCORP DEL                COM NEW           902973304     830    24,201    SH         DEFINED     2         24,201
US BANCORP DEL                COM NEW           902973304   2,802    81,690    SH         DEFINED     3         81,690
VERISIGN INC                  COM               92343E102   4,466    91,724    SH         DEFINED     1         91,724
VERISIGN INC                  COM               92343E102   5,656   116,165    SH         DEFINED     2        116,165
VERISIGN INC                  COM               92343E102  19,092   392,111    SH         DEFINED     3        392,111
VERISK ANALYTICS INC          CL A              92345Y106     546    11,465    SH         DEFINED     1         11,465
VERISK ANALYTICS INC          CL A              92345Y106     691    14,521    SH         DEFINED     2         14,521
VERISK ANALYTICS INC          CL A              92345Y106   2,334    49,014    SH         DEFINED     3         49,014
VIRGIN MEDIA INC              COM               92769L101   2,249    76,437    SH         DEFINED     1         76,437
VIRGIN MEDIA INC              COM               92769L101   2,848    96,804    SH         DEFINED     2         96,804
VIRGIN MEDIA INC              COM               92769L101   9,613   326,759    SH         DEFINED     3        326,759
VISA INC                      COM CL A          92826C839   2,309    17,198    SH         DEFINED     1         17,198
VISA INC                      COM CL A          92826C839   2,925    21,781    SH         DEFINED     2         21,781
VISA INC                      COM CL A          92826C839   9,872    73,521    SH         DEFINED     3         73,521



SK 26105 0001 1327546